Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

Property and equipment, net:

	December 31,
	2012	2013
	RMB
Cost:
Buildings	136,886	172,802
Equipment	123,082	143,732
Office furniture and fixtures	24,942	28,796
Leasehold improvements	165,784	203,456
Less: accumulated depreciation	(126,496)	(187,034)
Construction in progress:	44,041	36,803
	368,239	398,555

Constructions in progress consist of mainly office headquarters under construction and renovations for restaurants under development.

Depreciation expense for all property and equipment for the years ended December 31, 2011, 2012 and 2013 was RMB38,274, RMB59,411 and RMB70,008 ($11.6 million), respectively.